Employee Benefits - Liabilities for Employee Benefits (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	$ 7,048	$ 7,600
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	4,640	5,063
Pension and Retirement Plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	15,113	8,015
Pension and Retirement Plans | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(14,324)	(2,952)
Pension and Retirement Plans | Effect due to asset ceiling
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	3,851	0
Seniority Premiums
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	1,940	1,975
Seniority Premiums | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	2,068	2,108
Seniority Premiums | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(128)	(133)
Post-Retirement Medical Services
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	468	562
Post-Retirement Medical Services | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	556	647
Post-Retirement Medical Services | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	$ (88)	$ (85)